Long-term Debt (Narrative II) (Details)			1 Months Ended	12 Months Ended
	Jun. 27, 2023 USD ($)	Sep. 30, 2022 USD ($) Vessels	Dec. 31, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 25, 2024 USD ($)
Debt Instrument [Line Items]
Loan expenses and other				$ 195,000	$ 358,000	$ 308,000
Outstanding balance				529,189,000	522,590,000
Gain (loss) on extinguishment of Debt				0	$ (3,475,000)	$ (748,000)
Nordea Bank AB, London Branch [Member]
Debt Instrument [Line Items]
Periodic payment, principal				4,454,000
Balloon installments				$ 64,827,000
Maturity date				Jul. 25, 2030
Loan amount							$ 167,263,000
Nordea Bank AB, London Branch [Member] | Loan Agreement - 9 Ultramax Vessels [Member]
Debt Instrument [Line Items]
Proceeds from issuance of secured debt		$ 197,236,000
Periodic payment, principal		3,719,000
Balloon installments		$ 100,912,000
Maturity date		Oct. 11, 2027
Loan amount		$ 200,000,000
Number of vessels priced | Vessels		9
Debt instrument, prepayment			$ 21,937,000
Nordea Bank AB, London Branch [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Proceeds from issuance of secured debt	$ 22,500,000
Periodic payment, principal	$ 1,125,000
Maturity date	Jun. 27, 2028
Gain (loss) on extinguishment of Debt	$ (220,000)
Debt instrument, prepayment	$ 20,934,000